Class K [Member] Investment Objectives and Goals - Class K - BLACKROCK GLOBAL DIVIDEND PORTFOLIO	May 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund OverviewKey Facts About BlackRock Global Dividend Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The investment objective of BlackRock Global Dividend Portfolio (the “Fund”), a series of BlackRock Funds II (the “Trust”), is to seek to provide a level of current income that exceeds the average yield on global stocks generally. Additionally, the Fund seeks to provide long-term capital appreciation.